Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001854270
Registrant Name	Senti Biosciences Holdings, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A